Stock Option Plans	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Plans
(3)	Stock Option Plans:

On September 18, 2013, the Company’s board of directors approved a grant of 372 incentive stock options and 31 nonqualified stock options under the Company’s 2011 Stock Incentive Plan. Effective upon the closing of the Company’s sale of shares of Series B-3 preferred stock on November 5, 2013, the Company’s stockholders approved an amendment to the 2011 Stock Incentive Plan to increase the total number of shares available for issue under the plan to 909.

Upon the effectiveness on March 26, 2014 of the Company’s registration statement on Form S-1 relating to its IPO, the Company’s stockholders approved the 2013 Equity and Incentive Plan. The total number of shares available for issue under the 2013 Equity and Incentive plan is 1,151. The Company’s board of directors approved a grant of 100 incentive stock options and 56 nonqualified stock options under this plan on March 26, 2014.

(a)	Incentive stock options – Incentive stock options are granted to employees at the discretion of the board. The exercise price of the options must at least be equal to 100% of the stock’s fair market value on the date of the award.

(b)	Nonqualified stock options – Nonqualified stock options can be granted to employees or non-employees at the discretion of the board.

Incentive stock options

A summary of the employee option activity is as follows:

	Nine Months Ended March 31,
	2013		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, June 30	69	$3.50	262	$1.18
Granted	192	0.35	472	6.40
Exercised	—	—	(15)	3.50
Terminated	—	—	—	—

Outstanding, March 31	261	$1.18	719	$4.56

Exercisable, March 31	71		136

Weighted average fair value of options granted during the period	$0.21		$4.08

As of March 31, 2014 and June 30, 2013, there was approximately $1,542 and $30, respectively of total unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Company’s stock incentive plans.

Nonqualified stock options issued to non-employees

A summary of non-employee option activity follows:

	Nine Months Ended March 31,
	2013		2014
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, June 30	64	$3.50	118	$2.06
Granted	54	0.35	87	9.47
Exercised	—	—	(42)	3.35
Terminated	—	—	(10)	3.50

Outstanding, March 31	118	$2.06	153	$5.82

Exercisable, March 31	62		30

Weighted average fair value of options granted during the period	$0.21		$6.66

In accounting for stock options to non-employees, the value of goods and services related to the options granted is recognized as the awards vest, which is generally consistent with receipt of services. Therefore, vested portions vary based upon services and terms of each option. The Company revalues non-vested, non-employee options each reporting period using the estimated fair value of the Company’s common stock as of the last day of each reporting period.

(5)	Stock Option Plans:

The Company’s 2001 Stock Option Plan was adopted effective July 30, 2001. The plan allows for the issuance of options to purchase shares of common stock as incentive and/or nonqualified stock options to certain employees and non-employees. On September 18, 2009, the board resolved to amend the plan to increase the allowed total of options available for issue from 121 to 160.

In August 2011, the Company approved a Stock Incentive Plan with an effective date of July 30, 2011. The plan allows for the issuance of options to purchase shares of common stock as incentive and/or nonqualified stock options to certain employees and non-employees. On April 6, 2013, the board resolved to amend the plan to increase the total of options available for issue to 846.

(a)	Incentive stock options – Incentive stock options are granted to employees at the discretion of the board of directors of the Company. The exercise price of the options must at least be equal to 100% of the stock’s fair market value on the date of the award.

(b)	Nonqualified stock options – Nonqualified stock options can be granted to employees or non-employees at the discretion of the board of directors of the Company.

Incentive stock options

Options issued to employees are exercisable at a price ranging from $0.35 to $3.50 per share. Based upon third-party valuations, historical data, peer company data and judgment regarding future trends and factors, management has determined the per share price equals or exceeds fair market value. There is currently no active market for the Company’s stock. The employee options generally vest ratably over four years, with 25% vesting one full year after the grant date and 1/48th of each month thereafter, until vested in full. The options expire ten years from the date of the award.

A summary of the employee option activity is as follows:

	Fiscal Year Ended June 30,
	2012		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	69	$3.85	69	$3.50
Granted	4	3.50	193	0.35
Exercised	—	—	—	—
Terminated	(4)	12.53	—	—

Outstanding, end of year	69	$3.50	262	$1.18

Exercisable, end of year	58		85

Weighted average fair value of options granted during the year	$1.75		$0.35

The following table summarizes information about incentive stock options outstanding:

	June 30,
	2012		2013
Exercise Price	Number	Weighted Average Contractual Life Remaining	Number	Weighted Average Contractual Life Remaining
$0.35	—	—	193	9.53
$3.50	69	5.49	69	4.49

	69		262

The following table summarizes information about incentive stock options exercisable:

	June 30,
	2012		2013
Exercise Price	Number	Weighted Average Contractual Life Remaining	Number	Weighted Average Contractual Life Remaining
$0.35	—	—	20	9.53
$3.50	58	5.10	65	4.38

	58		85

As of June 30, 2013, options to purchase 65 and 20 shares were exercisable at $3.50 and $0.35 per share, respectively, and options to purchase 467 shares remain available to be granted. As of June 30, 2012 and 2013, there was $16 and $30, respectively, of total unrecognized compensation cost related to non-vested incentive stock options.

Share-based compensation cost related to employee incentive stock options included in expense amounted to $18 and $19 for the years ended June 30, 2012 and 2013, respectively. The expense was allocated as follows:

	Fiscal Year Ended June 30,
	2012	2013
Research and development	$9	$11
General and administrative	9	8

	$18	$19

The fair value of each option granted is estimated on the grant date using the Black-Scholes stock option pricing model. The following assumptions were made in estimating fair value:

	Fiscal Year Ended June 30,
Assumption	2012	2013
Dividend yield	0.00%	0.00%
Expected term	6.25 years	6.25 years
Risk-free interest rate	1.39%	1.37% to 1.40%
Expected volatility	65.02%	63.23%

The dividend yield is based upon the assumption that the Company will not declare a dividend over the life of the options. Since adopting ASC 718, the Company has been unable to use historical employee exercise and option expiration data to estimate the expected term assumption for the Black-Scholes grant-date valuation. The Company therefore has utilized the “simplified” method, as prescribed by the SEC’s Staff Accounting Bulletin No. 107, Share-Based Payment, to estimate on a formula basis the expected term of our stock options considered to have “plain vanilla” characteristics. The risk-free interest rate is based on the U.S. Treasury yield curve on the date of the grant. The Company computes volatility under the “calculated value method” of ASC 718 by utilizing the average of a peer group comprised of publicly-traded companies and expect to continue to do so until the Company has adequate historical data regarding the volatility of the Company’s traded stock price. The peer group was determined based upon companies considered to be direct competition or having been presented by independent parties as a “comparable” company based upon market sector. In determining a comparable, the Company has excluded “large-cap” entities. Forfeitures are estimated at the time of the grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Share-based compensation expense recognized in the statement of operations for the years ended June 30, 2012 and 2013 does not record tax related effects on stock-based compensation given the Company’s historical and anticipated operating losses and offsetting changes in its valuation allowance that fully reserves against potential deferred tax assets.

The fair value of the shares of common stock that underlie the stock options the Company has granted has historically been determined by the Company’s board of directors based upon information available to it at the time of grant. The Company’s board of directors considered numerous objective and subjective factors in the assessment of fair value, including reviews of the Company’s business and financial condition, the conditions of the industry in which the Company operates and the markets that the Company serves and general economic, market and United States and global capital market conditions, the lack of marketability of its common stock, the likelihood of achieving a liquidity event for the shares of common stock underlying these stock options, the preferences and privileges of the preferred stock over the rights of the common stock, the status of the clinical trials and preclinical studies relating to its product candidates and third-party valuations of its common stock. The Company’s board has generally considered the most persuasive evidence of fair value to be the prices at which the Company’s securities were sold in actual arms’ length transactions.

Nonqualified stock options issued to non-employees

Options to non-employees are exercisable at fixed prices ranging from $0.35 to $3.50 per share. Management has determined the exercise price equals or exceeds fair market value. There is currently no active market for the Company’s stock. The non-employee options vest variably over three to four years and expire ten years from the date of the award. A summary of non-employee option activity follows:

	Fiscal Year Ended June 30,
	2012		2013
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	64	$3.50	64	$3.50
Granted	1	3.50	54	0.35
Terminated	(1)	7.67	—	—

Outstanding, end of year	64	$3.50	118	$2.06

Exercisable, end of year	59		67

Weighted average fair value of options granted during the year	$1.75		$0.35

In accounting for stock options to non-employees, the value of goods and services related to the options granted are recognized as the awards vest, which is generally consistent with receipt of services. Therefore, vested portions vary based upon services and terms of each option. The Company revalues non-vested, non-employee options each reporting period using the estimated fair value of the Company’s common stock as of the last day of each reporting period. Share-based consulting cost amounted to $6 for the years ended June 30, 2012 and 2013 and was allocated to general and administrative expense.